Basis of Presentation (Details) $ in Thousands						1 Months Ended		12 Months Ended								48 Months Ended		58 Months Ended
	Jul. 25, 2024 EUR (€)	Jul. 27, 2023 EUR (€)	Jul. 23, 2023	Mar. 10, 2022 EUR (€)	Mar. 30, 2020	Sep. 30, 2024	Jul. 31, 2021 Center	Dec. 31, 2024 EUR (€) item shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 EUR (€)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)		Dec. 31, 2019	Dec. 31, 2023 EUR (€)		Dec. 31, 2024 EUR (€) item	Dec. 31, 2024 USD ($) item	Oct. 31, 2024 EUR (€)	Oct. 07, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Oct. 09, 2023 EUR (€)	Jun. 01, 2023 EUR (€)	Jun. 15, 2022 USD ($)	Apr. 25, 2022 EUR (€)	Mar. 10, 2022 USD ($)	Jan. 13, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Feb. 01, 2021 EUR (€)	Mar. 31, 2020 EUR (€)
Basis of presentation.
Assets								€ 21,405,241,000		€ 20,992,103,000	[1]		€ 21,229,584,000	[1]		€ 20,992,103,000	[1]	€ 21,405,241,000
Liabilities								12,798,216,000		13,478,408,000	[1]		13,253,455,000	[1]		13,478,408,000	[1]	12,798,216,000
Equity								8,607,025,000		7,513,695,000	[1]		7,976,129,000	[1]		7,513,695,000	[1]	8,607,025,000											€ 6,858,689,000
Consolidated net profit								212,806,000		163,672,000	[1]		247,902,000	[1]
Deferred tax assets								341,673,000		300,329,000	[1]		174,923,000	[1]		300,329,000	[1]	341,673,000
Non-controlling interests								2,723,298,000		2,145,319,000	[1]		2,327,606,000	[1]		2,145,319,000	[1]	2,723,298,000
Total amount of share capital and accumulated results								€ 5,107,309,000		4,960,863,000	[1]		4,921,268,000	[1]		4,960,863,000	[1]	€ 5,107,309,000
Biotek America LLC
Basis of presentation.
Number of plasma centers to be constructed | item								28										28	28
Number of Plasma Donor Centers | Center							28
Assets previously not recognised in consolidated financial statements										151,000,000						151,000,000
Liabilities previously not recognised in consolidated financial statements										191,000,000						191,000,000
Equity adjustment										(40,000,000)						(40,000,000)
Assets								€ 77,901,000		151,141,000						151,141,000		€ 77,901,000	$ 80,932			$ 167,010
Liabilities								98,597,000		172,991,000						172,991,000		98,597,000	102,433			191,155
Equity								(20,696,000)		(33,213,000)						(33,213,000)		(20,696,000)	$ (21,501)			$ (36,701)
Consolidated net profit								€ (5,743,000)	$ (6,248)	16,997,000		$ 18,453
Proportion of ownership interest in joint arrangement							75.00%	75.00%	75.00%
Biotek America LLC | Increase (decrease) due to corrections of prior period errors
Basis of presentation.
Assets										8,267,000			152,825,000			8,267,000
Liabilities										9,839,000			177,022,000			9,839,000
Equity										(1,572,000)			(24,197,000)			(1,572,000)
Consolidated net profit										(16,997,000)			(23,244,000)
Deferred tax assets										(4,966,000)						(4,966,000)
Total amount of share capital and accumulated results										(1,616,000)			(24,341,000)			€ (1,616,000)
VCN Bioscience S.L
Basis of presentation.
Percentage of sale of interest				100.00%
Income recognized as result of divestment				€ 7,557,000
Consideration for sale of interest | $																											$ 7,700
Shanghai RAAS Blood Products Co., Ltd.
Basis of presentation.
Consolidated net profit										€ 234,416,000			€ 227,000,000
Shanghai RAAS Blood Products Co., Ltd.
Basis of presentation.
Proportion of direct ownership interest										26.20%			26.58%			26.20%						26.20%
Percentage of shareholding					26.20%					6.58%		6.58%	26.20%
Percentage of sales								20.00%	20.00%
Investments in associate																€ 457,000,000
Overstatement of equity as a result of incorrect accounting treatment of associate																457,000,000
Shanghai RAAS Blood Products Co., Ltd. | Increase (decrease) due to corrections of prior period errors
Basis of presentation.
Assets										€ (457,218,000)			€ (457,218,000)			(457,218,000)
Equity										(457,218,000)			(457,218,000)			(457,218,000)
Total amount of share capital and accumulated results										€ (457,218,000)			€ (457,218,000)			€ (457,218,000)
Grifols Diagnostic Solutions, Inc. | Shanghai RAAS Blood Products Co., Ltd.
Basis of presentation.
Share capital , percentage					45.00%
Percentage of shareholding								45.00%	45.00%	45.00%		45.00%
Capital Investment of Grifols								€ 457,000,000										457,000,000													€ 457,000,000
Albajuna Therapeutics, S.L
Basis of presentation.
Consideration																							€ 1
Ownership interest acquired (as a percent)																							51.00%
Albimmune SL
Basis of presentation.
Consideration																												€ 3,000
Ownership interest acquired (as a percent)																												51.00%
Biotest AG
Basis of presentation.
Consideration																										€ 1,460,853,000
Ownership interest acquired (as a percent)					70.18%																					70.18%
Non-controlling interests																										€ 356,386,000
Access Biologicals, LLC
Basis of presentation.
Consideration | $																									$ 142,000
Ownership interest acquired (as a percent)													51.00%												51.00%
Haema Plasma Kft.
Basis of presentation.
Consideration																				€ 35,000,000										€ 35,000,000
Minority interest, reserves								€ 14,022,000										€ 14,022,000
Ownership interest acquired (as a percent)																				100.00%										100.00%
Biotest UK Ltd | Grifols UK.Ltd. (UK)
Basis of presentation.
Consideration																								€ 20,079,000
Ownership interest acquired (as a percent)																								100.00%
Grifols Malaysia Sdn Bhd
Basis of presentation.
Percentage of interest						49.00%
Consideration to acquire additional ownership in subsidiary																					€ 16,000
Proportion of indirect ownership interest								100.00%		49.00%			49.00%			49.00%		100.00%	100.00%			49.00%
Ownership interest acquired (as a percent)																					51.00%
Grifols Malaysia Sdn Bhd | Maximum
Basis of presentation.
Percentage of interest								100.00%	100.00%
Grifols (Thailand) Pte Ltd.
Basis of presentation.
Number of classes of shares | shares								2	2
Albimmune SL
Basis of presentation.
Proportion of indirect ownership interest								51.00%		51.00%			51.00%			51.00%		51.00%	51.00%			51.00%
Kiro Grifols S.L
Basis of presentation.
Percentage of interest			100.00%
Percentage of additional ownership interest required in subsidiary		10.00%
Consideration to acquire additional ownership in subsidiary		€ 1,161,000
Proportion of direct ownership interest								99.70%		99.70%			99.70%			99.70%		99.70%	99.70%			99.70%
Proportion of indirect ownership interest								0.30%		0.30%			0.30%			0.30%		0.30%	0.30%			0.30%
Grifols Pyrenees Research Center S.L.
Basis of presentation.
Percentage of additional ownership interest required in subsidiary	20.00%
Consideration to acquire additional ownership in subsidiary	€ 200,000
Grifols Diagnostic Solutions, Inc.
Basis of presentation.
Percentage of interest								55.00%	55.00%	55.00%		55.00%						66.79%
Proportion of direct ownership interest																															55.00%
Proportion of indirect ownership interest					11.79%																										11.79%
Net assets consolidated, percentage					100.00%
Ownership in subsidiary held by noncontrolling interests (as a percent)								45.00%	45.00%	33.04%		33.04%	33.21%		45.00%
Non-controlling interests								€ 403,000,000										€ 403,000,000
Non-controlling interests								€ 403,000,000										€ 403,000,000
Grifols Diagnostic Solutions, Inc. | Shanghai RAAS Blood Products Co., Ltd.
Basis of presentation.
Percentage of economic rights in subsidiary transferred as consideration for shares in associate					45.00%

[1]	Restated figures (Note 2.d)